Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

		2024	2023

Cash
Companies in Brazil		1,780	1,555
Companies outside Brazil	(i)	4,191	3,784
Cash equivalents:
Companies in Brazil		3,797	7,186
Companies outside Brazil	(i)	5,218	1,662
Total		14,986	14,187

(i)	On December 31, 2024, includes the amount of R$ 941 of cash and R$ 779 of cash equivalents (2023: R$ 1,284 of cash and R$ 278 of cash equivalents) of Braskem Idesa and its subsidiaries, which cannot be used by the other subsidiaries of the Company.